Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
Central Index Key	0000810305
Amendment Flag	false
Document Creation Date	Jul. 28, 2015
Document Effective Date	Jul. 31, 2015
Prospectus Date	Jul. 31, 2015
Class A Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class A Shares
Prospectus:
Trading Symbol	DMBAX
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class D
Prospectus:
Trading Symbol	DSIBX
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class I
Prospectus:
Trading Symbol	DIMIX
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class Y
Prospectus:
Trading Symbol	DMYBX